CONVERTIBLE NOTE	12 Months Ended
Dec. 31, 2024
Disclosure Convertible Note Abstract
CONVERTIBLE NOTE

14. CONVERTIBLE NOTE

Convertible Note consist of the following:

	December 31,	December 31,
	2024	2023
	US$	US$
Convertible Promissory Note	7,500,000	9,000,000
Total convertible note	7,500,000	9,000,000

Our holding company MFH Cayman entered into a Securities Purchase Agreement (“SPA”) with a non-U.S. investor (the “Purchaser”). Pursuant to the SPA dated January 31, 2023, MFH Cayman issued the Purchaser an Unsecured Convertible Promissory Note (the “Note”) with a face value of $9 million (the “Proceeds”) upon receiving the Proceeds from the Purchaser on February 2, 2023. The Note shall bear non-compounding interest at a rate per annum equal to 5% from the date of issuance until repayment of the Note unless the Purchaser elects to convert the Note into ordinary shares. If the Purchaser does not elect to convert the Note, then the outstanding principal amount and all accrued but unpaid interest on the Note shall be due and payable upon the one-year anniversary of the Issuance Date of the Note (the “Maturity Date”). The Purchaser has the right to convert the outstanding balance (excluding any and all accrued but unpaid interest on the Note as of the date of such notice) under the Note into MFH Cayman’s ordinary shares (the “Conversion Shares”) at a per share price equal to $0.00172, (70% of the average closing price of the American Depositary Receipts divided by 360 during the 30-consecutive trading day period immediately preceding the date of the Securities Purchase Agreement, equivalent to $0.688 per ordinary share after the share consolidation effected on February 28, 2023) according to the terms and conditions of the Note. Prior to repayment of the Note, the Holder may, in its sole discretion, elect to convert this Note during two select periods before the Maturity Date, including the fifteen days period preceding the calendar date six months after the date of issuance of the Note (the “First Election Period”), as well as the fifteen days period preceding the Maturity Date (the “Second Election Period”).

On February 2, 2024, MFH Cayman and the Holder entered into an amendment agreement of the Securities Purchase Agreement. MFH Cayman and the Holder desire to amend the terms of the Note, pursuant to which MFH Cayman shall repay $1,500,000 of the original U.S.$9,000,000 principal amount to the Holder in consideration of amending certain terms of the Note. The Adjusted Principal Amount of U.S.$7,500,000 from February 2, 2024 to February 1, 2025 (the “Maturity Date”), both at an annual rate of 5%, until the repayment of the Note unless converted into ordinary shares of MFH Cayman in accordance with the agreed conversion conditions. Interest on this Note shall be computed on the basis of a 365-day year and actual days elapsed. Interest accrued on this Note shall be payable in arrears on the Maturity Date of this Note and shall be forgiven and waived by the Holder upon conversion of the Note. No more interest shall accrue on the Accrued Interest of the Original Note from the date hereof until the Maturity Date. In January and Feburary 2024, we repaid the principal of $1,500,000, and paid the interest of $450,000 for the period from February 2, 2023 to February 1, 2024.

MERCURITY FINTECH HOLDING INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

(In U.S. dollars, except for number of shares and per share (or ADS) data)

As ASU No.2020-06, the embedded conversion features no longer are separated from the host contract for convertible instruments with conversion features that are not required to be accounted for as derivatives under Topic 815, Derivatives and Hedging, or that do not result in substantial premiums accounted for as paid-in capital. Consequently, a convertible debt instrument will be accounted for as a single liability measured at its amortized cost and a convertible preferred stock will be accounted for as a single equity instrument measured at its historical cost, as long as no other features require bifurcation and recognition as derivatives.